Liabilities Subject to Compromise - Civil Contingencies - ANATEL (Detail) - ANATEL R$ in Billions	12 Months Ended
	Dec. 31, 2017 BRL (R$) Installment	Dec. 31, 2016 BRL (R$)
Liabilities Subject To Compromise Disclosures [Line Items]
Aggregate amount of the contingencies for claims	R$ 14.5	R$ 14.5
Aggregate amount of the contingencies for claims recognized in liabilities subject to compromise	R$ 9.3	7.7
Percentage of reduction of accrued interest included in claims in calculating recovery of claims	50.00%
Percentage of reduction of late charges included in claims in calculating recovery of claims	25.00%
Number of monthly installments to be made to settle remaining amount of claims | Installment	240
Eligible claims
Liabilities Subject To Compromise Disclosures [Line Items]
Aggregate amount of the contingencies for claims	R$ 8.4	8.4
Aggregate amount of the contingencies for claims recognized in liabilities subject to compromise	8.4	7.0
Non-liquid claims
Liabilities Subject To Compromise Disclosures [Line Items]
Aggregate amount of the contingencies for claims	6.1	6.1
Aggregate amount of the contingencies for claims recognized in liabilities subject to compromise	R$ 0.9	R$ 0.7
Installment One
Liabilities Subject To Compromise Disclosures [Line Items]
Number of monthly installments to be made to settle remaining amount of claims | Installment	60
Percentage of amount of outstanding claims to be settled with each monthly installment beginning on June 30, 2018	0.16%
Installment Two
Liabilities Subject To Compromise Disclosures [Line Items]
Number of monthly installments to be made to settle remaining amount of claims | Installment	60
Percentage of amount of outstanding claims to be settled with each monthly installment beginning on June 30, 2018	0.33%
Installment Three
Liabilities Subject To Compromise Disclosures [Line Items]
Number of monthly installments to be made to settle remaining amount of claims | Installment	60
Percentage of amount of outstanding claims to be settled with each monthly installment beginning on June 30, 2018	0.50%
Installment Four
Liabilities Subject To Compromise Disclosures [Line Items]
Number of monthly installments to be made to settle remaining amount of claims | Installment	59
Percentage of amount of outstanding claims to be settled with each monthly installment beginning on June 30, 2018	0.66%